Average Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2050 Fund	May 30, 2023
Fidelity Freedom Index 2050 Fund - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.24%)
Past 5 years	5.24%
Past 10 years	7.87%
Fidelity Freedom Index 2050 Fund - Investor Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.66%)
Past 5 years	4.05%
Past 10 years	6.98%
Fidelity Freedom Index 2050 Fund - Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.55%)
Past 5 years	3.91%
Past 10 years	6.22%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1909
Average Annual Return:
Past 1 year	(18.17%)
Past 5 years	5.38%
Past 10 years	8.56%